Assets and liabilities held for sale - Businesses held for sale (Details) $ in Millions, $ in Millions			12 Months Ended
	Aug. 09, 2021 AUD ($)	Jul. 06, 2021 AUD ($)	Sep. 30, 2021 AUD ($)	Jul. 06, 2021 NZD ($)	Jun. 28, 2021 AUD ($)
Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Assets and liabilities held for sale
Amount of existing retail auto loans not included in sale			$ 10,000
Earn-out period			2 years
Westpac New Zealand Life Insurance business
Assets and liabilities held for sale
Sale price		$ 375		$ 400
Westpac New Zealand Life Insurance business | Agreement for the distribution of life insurance products
Assets and liabilities held for sale
Term of exclusive agreement		15 years
Westpac Australian Life Insurance business
Assets and liabilities held for sale
Sale price	$ 900
Expected loss on sale, pre-tax	$ 1,300
Separation and transaction costs			$ 224
Westpac Australian Life Insurance business | Strategic alliance for the provision of life insurance products
Assets and liabilities held for sale
Term of exclusive agreement	20 years
Assets and liabilities held for sale | Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Assets and liabilities held for sale
Auto dealer and introducer agreements together with wholesale dealer loans					$ 1,000